Noncontrolling Interests - Schedule of Redeemable Noncontrolling Interest (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Redeemable Noncontrolling Interest [Line Items]
Beginning balance	$ 123.3	$ 343.6	$ 321.2
Net loss attributable to redeemable noncontrolling interests	(1.7)	(14.9)	(9.2)
Noncontrolling interests discount accretion	0.0	0.0	13.2
Adjustments to redemption value	(5.0)	83.4	78.4
Other	0.0	(93.2)	1.7
Cash contributions (distributions)	0.5	(1.0)	(6.6)
Purchase of noncontrolling interest	(23.4)	(194.6)	(55.1)
Ending balance	93.7	123.3	343.6
LIONS GATE ENTERTAINMENT CORP [Member]
Redeemable Noncontrolling Interest [Line Items]
Beginning balance	123.3	343.6	321.2
Net loss attributable to redeemable noncontrolling interests	(1.7)	(14.9)	(9.2)
Noncontrolling interests discount accretion	0.0	0.0	13.2
Adjustments to redemption value	(5.0)	83.4	78.4
Other	0.0	(93.2)	1.7
Cash distributions	0.5	(1.0)	(6.6)
Purchase of noncontrolling interest	(23.4)	(194.6)	55.1
Ending balance	$ 93.7	$ 123.3	$ 343.6